Statements of changes in consolidated equity - SEK (kr) kr in Millions	Share capital	Other paid-in capital	Hedge reserve	Translation reserve	Retained earnings	Total equity holders of parent company	Non-controlling interests	Total
Equity at the beginning of the year at Dec. 31, 2015	kr 564	kr 4,985	kr (538)	kr 762	kr 12,665	kr 18,438		kr 18,438
Net profit/(loss)					(2,269)	(2,269)	kr (312)	(2,581)
Other comprehensive income for the year, net of tax			(104)	1,004	(13)	887	(11)	876
Total comprehensive income for the year			(104)	1,004	(2,282)	(1,382)	(323)	(1,705)
OTHER CHANGES IN EQUITY
Share-based payments					1	1		1
Share-based payments, tax effect					1	1		1
Proceeds from issuances of shares	70	2,840				2,910		2,910
Taxes on new share issue costs		11				11		11
Dividends					(2,389)	(2,389)		(2,389)
Acquisition of non-controlling interests					469	469	489	958
Contribution to non-controlling interests					697	697	(466)	231
Changed accounting principle in acquired company, TDC					17	17		17
Equity at the end of the year at Dec. 31, 2016	634	7,836	(642)	1,766	9,179	18,773	(300)	18,473
Net profit/(loss)					192	192	28	220
Other comprehensive income for the year, net of tax			(9)	904	(23)	872	158	1,030
Total comprehensive income for the year			(9)	904	169	1,064	186	1,250
OTHER CHANGES IN EQUITY
Share-based payments					27	27		27
Share-based payments, tax effect					6	6		6
Proceeds from issuances of shares		7				7		7
Taxes on new share issue costs		(2)				(2)		(2)
Dividends					(2,629)	(2,629)		(2,629)
Equity at the end of the year at Dec. 31, 2017	634	7,841	(651)	2,670	6,752	17,246	(114)	17,132
Change in accounting principle, IFRS 9					(42)	(42)		(42)
Adjusted equity at January 1, 2018	634	7,841	(651)	2,670	6,710	17,204	(114)	17,090
Net profit/(loss)					853	853	138	991
Other comprehensive income for the year, net of tax			(83)	582	(31)	468	4	472
Total comprehensive income for the year			(83)	582	822	1,321	142	1,463
OTHER CHANGES IN EQUITY
Share-based payments					42	42		42
Share-based payments, tax effect					14	14		14
Proceeds from issuances of shares	229	19,537				19,766		19,766
Dividends					(2,013)	(2,013)		(2,013)
Equity at the end of the year at Dec. 31, 2018	kr 863	kr 27,378	kr (734)	kr 3,252	kr 5,575	kr 36,334	kr 28	kr 36,362